Expense Example {- Strategic Advisers® Tax-Sensitive Short Duration Fund} - 05.31 Strategic Advisers Tax-Sensitive Short Duration Fund PRO-10 - Strategic Advisers® Tax-Sensitive Short Duration Fund - Strategic Advisers Tax-Sensitive Short Duration Fund-Default
Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 12
3 years	57
5 years	147
10 years	$ 409